Advances	12 Months Ended
Jan. 31, 2018
Debt Disclosure [Abstract]
Advances	Note 5. Advances As of January 31, 2018 and 2017, we had amounts due under advances of $3,450 at each period. These advances are not collateralized, non-interest bearing and are due on demand.